Equity (Details 2) (USD $) In Millions, unless otherwise specified	6 Months Ended
Jun. 30, 2013
Amortization of defined benefit pension items [Abstract]
Actuarial loss	$ (103) [1]
Amortization of defined benefit pension reclassifications before tax	(103)
Tax benefit	37
Total, net of tax	(66)
Gain and losses on cash flow hedges [Abstract]
Gain and losses on cash flow hedges	(1)
Tax expense	0
Total, net of tax	(1)
Total reclassifications for the period	(67)
Interest Expense [Member]
Gain and losses on cash flow hedges [Abstract]
Floating-to-fixed interest rate swaps	(1)
Cost of Products sold [Member]
Gain and losses on cash flow hedges [Abstract]
Currency exchange contracts	1
Commodity contracts	$ (1)

[1]	These components of Accumulated other comprehensive loss are included in the computation of net periodic pension cost. See Note 6 for additional information about defined benefit pension items.